Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2035 Portfolio℠
September 30, 2025
VF-2035-NPRT3-1125
1.903281.116
Bond Funds - 29.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,923,022	18,057,177
Fidelity International Bond Index Fund (a)	143,973	1,351,908
Fidelity Long-Term Treasury Bond Index Fund (a)	3,848,952	36,257,132
VIP High Income Portfolio - Initial Class (a)	1,066,280	5,448,690
VIP Investment Grade Bond II Portfolio - Initial Class (a)	7,392,426	72,297,925
TOTAL BOND FUNDS (Cost $133,811,162)		133,412,832

Domestic Equity Funds - 37.7%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	451,055	29,954,536
VIP Equity-Income Portfolio - Initial Class (a)	803,718	24,272,277
VIP Growth & Income Portfolio - Initial Class (a)	941,631	33,380,802
VIP Growth Portfolio - Initial Class (a)	454,618	49,671,566
VIP Mid Cap Portfolio - Initial Class (a)	198,342	7,642,106
VIP Value Portfolio - Initial Class (a)	867,525	16,942,766
VIP Value Strategies Portfolio - Initial Class (a)	533,521	8,397,616
TOTAL DOMESTIC EQUITY FUNDS (Cost $121,619,491)		170,261,669

International Equity Funds - 31.3%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	2,858,240	43,788,234
VIP Overseas Portfolio - Initial Class (a)	3,232,660	97,852,624
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $106,440,810)		141,640,858

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $6,779,036)	3.98	6,779,036	6,779,036

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $368,650,499)	452,094,395
NET OTHER ASSETS (LIABILITIES) - 0.0%	(51,679)
NET ASSETS - 100.0%	452,042,716

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	473,740	473,740	150	-	-	-	-	0.0%
Total	-	473,740	473,740	150	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	15,312,116	7,056,100	5,138,792	186,040	(190,561)	1,018,314	18,057,177	1,923,022
Fidelity International Bond Index Fund	10,954,552	1,740,211	11,375,572	35,837	(93,284)	126,001	1,351,908	143,973
Fidelity Long-Term Treasury Bond Index Fund	29,166,730	11,880,100	5,826,279	942,187	(178,695)	1,215,276	36,257,132	3,848,952
VIP Contrafund Portfolio - Initial Class	25,562,817	7,213,526	6,727,751	782,921	(73,863)	3,979,807	29,954,536	451,055
VIP Emerging Markets Portfolio - Initial Class	41,828,206	9,726,807	19,725,910	-	747,144	11,211,987	43,788,234	2,858,240
VIP Equity-Income Portfolio - Initial Class	20,857,239	5,019,597	4,469,640	154,702	(36,478)	2,901,559	24,272,277	803,718
VIP Government Money Market Portfolio - Initial Class	-	10,442,950	3,663,914	128,527	-	-	6,779,036	6,779,036
VIP Growth & Income Portfolio - Initial Class	28,607,468	6,509,177	6,357,793	277,237	30,225	4,591,725	33,380,802	941,631
VIP Growth Portfolio - Initial Class	42,365,299	11,663,406	10,151,814	488,296	(306,374)	6,101,049	49,671,566	454,618
VIP High Income Portfolio - Initial Class	4,528,679	1,229,267	708,674	8,620	407	399,011	5,448,690	1,066,280
VIP Investment Grade Bond II Portfolio - Initial Class	45,327,408	31,483,831	8,217,487	11,284	(7,045)	3,711,218	72,297,925	7,392,426
VIP Mid Cap Portfolio - Initial Class	6,566,603	2,095,116	1,291,918	290,765	(28,806)	301,111	7,642,106	198,342
VIP Overseas Portfolio - Initial Class	79,977,130	22,067,497	19,717,476	898,277	171,772	15,353,701	97,852,624	3,232,660
VIP Value Portfolio - Initial Class	14,656,408	4,270,992	2,575,853	547,724	(19,182)	610,401	16,942,766	867,525
VIP Value Strategies Portfolio - Initial Class	7,280,062	2,155,351	1,260,464	129,980	(34,681)	257,348	8,397,616	533,521
	372,990,717	134,553,928	107,209,337	4,882,397	(19,421)	51,778,508	452,094,395

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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